GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
GOODWILL AND INTANGIBLE ASSETS [Abstract]
GOODWILL AND INTANGIBLE ASSETS

(7) GOODWILL AND INTANGIBLE ASSETS

The following table presents changes in goodwill:

	December 31,
	2012	2013
Goodwill at the beginning of the year	61,060,783	77,782,117
Additions due to acquisitions	16,721,334	18,473,429
Goodwill at the end of the year	77,782,117	96,255,546

No impairment charge for goodwill was recorded for the years ended December 31, 2011, 2012 and 2013.

Intangible assets consisted of the following:

	December 31,
	2012	2013
Intangible assets with indefinite lives	1,740,000	-
Intangible assets with definite lives, net	12,972,153	16,366,145
Total intangible assets, net	14,712,153	16,366,145

The Group's intangible assets with indefinite lives related to trade names acquired from Beijing Yuanfang Wangjing Information Consulting Co., Ltd. ("Yuanfang") and Shanxi Sunny China Network Co., Ltd. ("Sunny China") in 2010. During the years ended December 31, 2012 and 2013, the Group recorded impairment charges of RMB1,860,000 for the carrying value of the Yuanfang trade name and RMB1,740,000 for the carrying value of the Sunny China trade name, respectively, as their carrying amounts exceeded their fair value included in "charges related to property and equipment and intangible assets" in the consolidated statements of comprehensive income. No impairment charges for intangible assets with indefinite lives were recorded for the year ended December 31, 2011.

Intangible assets with indefinite lives from acquisitions consisted of the following:

	December 31,
	2012	2013
Trade names	3,600,000	1,740,000
Less: charges related to intangible assets	(1,860,000)	(1,740,000)
Total intangible assets with indefinite lives, net	1,740,000	-

The Group's intangible assets with definite lives related to customer lists, trade names and internet domain names acquired in the acquisitions of Yuanfang, Sunny China and two train travel information sites during the year ended December 31, 2010 and Holsun during the year ended December 31, 2012, internet domain names purchased during the year ended December 31, 2012, as well as trade name and self-developed software acquired in the acquisition of 2013 Acquired Company during the year ended December 31, 2013.

Intangible assets with definite lives from acquisitions consisted of the following:

	December 31,
	2012	2013
Customer lists	10,191,240	9,191,240
Trade names	6,070,000	9,776,912
Copyrights	192,000	192,000
Internet domain names	3,903,650	3,903,650
Self-developed software	-	4,828,942
Less: accumulated amortization	(7,007,170)	(10,972,032)
charges related to intangible assets	(377,567)	(554,567)
Total intangible assets with definite lives, net	12,972,153	16,366,145
Useful lives of intangible assets with definite lives, in years	3-5	3-5

For the years ended December 31, 2011, 2012 and 2013, the Group recorded impairment charges of Nil, RMB377,567 and RMB177,000, respectively, which were included in "charges related to property and equipment and intangible assets" in the consolidated statements of comprehensive income.

Amortization expense was RMB547,200, RMB1,056,197 and RMB3,964,862, respectively, for the years ended December 31, 2011, 2012 and 2013. The annual estimated amortization expense of the acquired intangible assets for each of the next five years is as follows:

Amortization
2014	5,843,527
2015	5,628,350
2016	3,106,285
2017	1,223,882
2018	564,101
Total	16,366,145